Intangible Assets - Disclosure of Information for Cash-generating Units (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment of expense		$ 2,480
United States [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment of expense		$ 2,480